GOING CONCERN (Details)	12 Months Ended			1 Months Ended			0 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Apr. 30, 2015 ADS IPO USD ($)	Apr. 07, 2015 Maodong Xu Working Capital Loan USD ($)	Apr. 07, 2015 Maodong Xu Working Capital Loan CNY	Apr. 07, 2015 Maodong Xu Working Capital Loan Ordinary shares Subsequent event USD ($)	Apr. 07, 2015 Maodong Xu Working Capital Loan Ordinary shares Subsequent event USD ($)
Total liabilities and mezzanine equity exceed total assets	$ 233,800,000	$ 156,900,000
Net loss	(43,856,347)	(32,172,344)	(39,010,476)
Negative cash flows from operations	(31,960,060)	(28,753,316)	(14,646,717)
Total current liabilities exceed total current assets	57,200,000	84,800,000
Interest-free loans to fund working capital					6,653,659	41,283,293
Issue price of shares (in dollars per share)				$ 10
IPO proceeds, net of underwriting discounts, commissions and offering expenses				37,300,000
Underwriting discounts, commissions and offering expenses	874,628			4,900,000
Amount of indebtedness converted into ordinary share							$ 69,400,000
Converted price of debt to ADS share (in dollars per share)								$ 10